FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) - Currency Risk - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	18 months
USD
Assets and liabilities exposed to foreign currency
Financial assets	R$ 22,074,774	R$ 21,878,548
Financial liabilities	(70,072,626)	(74,213,667)
Net liability exposure	(47,997,852)	(52,335,119)
USD | Trade accounts payable
Assets and liabilities exposed to foreign currency
Financial liabilities	(849,543)	(605,557)
USD | Loans and financing
Assets and liabilities exposed to foreign currency
Financial liabilities	(61,974,010)	(65,972,300)
USD | Liabilities for asset acquisition and associates
Assets and liabilities exposed to foreign currency
Financial liabilities	(2,028,019)	(273,179)
USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Financial liabilities	(5,221,054)	(7,362,631)
USD | Cash and cash equivalents
Assets and liabilities exposed to foreign currency
Financial assets	7,459,784	13,411,978
USD | Marketable securities
Assets and liabilities exposed to foreign currency
Financial assets	7,949,880	2,394,667
USD | Trade accounts receivable
Assets and liabilities exposed to foreign currency
Financial assets	4,363,152	5,043,453
USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Financial assets	R$ 2,301,958	R$ 1,028,450